Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Less: benefits payable	$ 1,770,434	$ 37,052
EBP, Administrative Expense paid by Employer	2,226,778
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0
EBP, Administration Cost, Absorbed by Employer [true false]	true